2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Global Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 28 .6%
Communication Services — 2.2%
Alphabet Inc ....................... 1,718 287,232
Comcast Corp ...................... 61 2,548
Meta Platforms Inc ................... 666 381,245
Netflix Inc
(1)
........................ 223 158,167
Telephone and Data Systems Inc ......... 267 6,208
Verizon Communications Inc ............ 835 37,500
872,900
Consumer Discretionary — 3.9%
Abercrombie & Fitch Co
(1)
............... 28 3,917
Amazon.com Inc
(1)
................... 3,403 634,081
Best Buy Co Inc ..................... 199 20,557
Burlington Stores Inc
(1)
................ 80 21,078
Crocs Inc
(1)
........................ 120 17,377
Dream Finders Homes Inc
(1)
............. 102 3,693
Frontdoor Inc
(1)
...................... 82 3,935
Helen of Troy Ltd
(1)
................... 26 1,608
Installed Building Products Inc ........... 15 3,694
Las Vegas Sands Corp ................. 426 21,445
La-Z-Boy Inc ....................... 355 15,240
Lennar Corp ....................... 485 90,928
Lowe's Cos Inc ..................... 381 103,194
Lululemon Athletica Inc
(1)
............... 4 1,085
Mohawk Industries Inc
(1)
............... 753 120,992
Ross Stores Inc ..................... 784 118,000
TJX Cos Inc/The ..................... 2,601 305,722
TopBuild Corp
(1)
..................... 34 13,832
Whirlpool Corp ...................... 389 41,623
1,542,001
Consumer Staples — 1.4%
Altria Group Inc ..................... 1,836 93,710
Bunge Global SA .................... 620 59,917
Costco Wholesale Corp ................ 35 31,028
Kimberly-Clark Corp .................. 915 130,186
Kroger Co/The ...................... 1,619 92,769
Target Corp ........................ 215 33,510
Walmart Inc ....................... 1,351 109,093
550,213
Energy — 0.2%
Berry Corp ........................ 112 576
Civitas Resources Inc ................. 22 1,115
Crescent Energy Co .................. 621 6,800
Devon Energy Corp ................... 9 352
EOG Resources Inc ................... 382 46,959
Murphy Oil Corp ..................... 621 20,952
Teekay Corp
(1)
...................... 121 1,113
77,867
Financials — 5.3%
American Express Co ................. 528 143,194
American International Group Inc ......... 268 19,626
Bank of New York Mellon Corp/The ........ 1,946 139,840
Berkshire Hathaway Inc
(1)
.............. 2,353 1,082,992
Block Inc
(1)
........................ 349 23,428
Capital One Financial Corp .............. 754 112,896
Comerica Inc ....................... 583 34,928
Commerce Bancshares Inc/MO ........... 376 22,334
Enstar Group Ltd
(1)
................... 29 9,326
Euronet Worldwide Inc
(1)
............... 261 25,899
First American Financial Corp ............ 1,199 79,146
Mastercard Inc ..................... 122 60,244
Medley Management Inc
(1) (2)
............. 21 0
MetLife Inc ........................ 954 78,686
Northern Trust Corp .................. 668 60,140
State Street Corp .................... 1,873 165,704
Synchrony Financial .................. 388 19,353
2,077,736
Health Care — 4.2%
AbbVie Inc ........................ 1,385 273,510
Amgen Inc ........................ 309 99,563
Centene Corp
(1)
..................... 574 43,211
Cigna Group/The .................... 53 18,361
Eli Lilly & Co ....................... 276 244,520
Encompass Health Corp ............... 361 34,887
Gilead Sciences Inc .................. 1,555 130,371
HCA Healthcare Inc ................... 375 152,411
Johnson & Johnson .................. 2,518 408,067
Medtronic PLC ...................... 1,706 153,591
Merck & Co Inc ..................... 511 58,029
Natera Inc
(1)
........................ 71 9,014
Universal Health Services Inc ............ 128 29,313
1,654,848
Industrials — 2.5%
A O Smith Corp ..................... 563 50,574
Alaska Air Group Inc
(1)
................. 300 13,563
Allegion plc ........................ 28 4,081
Boise Cascade Co ................... 163 22,980
Broadridge Financial Solutions Inc ......... 51 10,967
BWX Technologies Inc ................. 205 22,284
Copart Inc
(1)
........................ 1,442 75,561
Delta Air Lines Inc ................... 642 32,607
EMCOR Group Inc .................... 152 65,441
Graco Inc ......................... 436 38,154
Huntington Ingalls Industries Inc .......... 133 35,163

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Johnson Controls International plc ......... 384 29,802
Karat Packaging Inc .................. 15 388
MDU Resources Group Inc .............. 923 25,299
MSC Industrial Direct Co Inc ............. 772 66,438
Northrop Grumman Corp ............... 6 3,168
Paycom Software Inc ................. 249 41,476
RTX Corp ......................... 228 27,624
Sterling Infrastructure Inc
(1)
............. 36 5,221
Trane Technologies PLC ................ 250 97,183
United Airlines Holdings Inc
(1)
............ 189 10,784
Vertiv Holdings Co ................... 468 46,561
Waste Management Inc ................ 1,130 234,588
959,907
Information Technology — 7.5%
Amkor Technology Inc ................. 152 4,651
Analog Devices Inc ................... 209 48,105
Apple Inc ......................... 2,061 480,213
Applied Materials Inc ................. 304 61,423
Asana Inc
(1)
........................ 1,130 13,097
Astera Labs Inc
(1)
.................... 138 7,230
First Solar Inc
(1)
..................... 70 17,461
Lam Research Corp .................. 32 26,115
Lattice Semiconductor Corp
(1)
............ 148 7,854
Micron Technology Inc ................ 653 67,723
Microsoft Corp ...................... 1,567 674,280
Nutanix Inc
(1)
....................... 60 3,555
NVIDIA Corp ....................... 5,549 673,871
ON Semiconductor Corp
(1)
.............. 348 25,268
Oracle Corp ........................ 742 126,437
Palantir Technologies Inc
(1)
.............. 230 8,556
Photronics Inc
(1)
..................... 633 15,673
Qorvo Inc
(1)
........................ 75 7,747
QUALCOMM Inc ..................... 1,289 219,194
Silicon Laboratories Inc
(1)
............... 54 6,241
Skyworks Solutions Inc ................ 1,154 113,981
TD SYNNEX Corp .................... 63 7,565
Teradyne Inc ....................... 327 43,795
Texas Instruments Inc ................. 1,258 259,865
2,919,900
Materials — 0.2%
Ball Corp ......................... 697 47,333
Louisiana-Pacific Corp ................ 188 20,203
Sylvamo Corp ...................... 164 14,079
81,615
Real Estate — 0.9%
CoStar Group Inc
(1)
................... 758 57,183
Jones Lang LaSalle Inc
(1)
............... 164 44,249
Newmark Group Inc .................. 638 9,908
Simon Property Group Inc .............. 1,239 209,416
SITE Centers Corp ................... 340 20,570
341,326
Utilities — 0.3%
Clearway Energy Inc .................. 192 5,891
Entergy Corp ....................... 802 105,551
National Fuel Gas Co .................. 227 13,759
Vistra Corp ........................ 47 5,571
Xcel Energy Inc ..................... 23 1,502
132,274
Total Common Stocks (United States)
(Cost $ 9,246,465 ) .................. 11,210,587
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 81 2,094
Total Preferred Stock (United States)
(Cost $ 2,025 ) ..................... 2,094
Warrants (United States) — 0 .0%
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 2 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 1 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 19 .1%
U.S. Fixed Income — 8.2%
Baird Core Plus Bond Fund - Class I ....... 52,081 542,168
BrandywineGLOBAL High Yield Fund - Class IS 32,343 335,068
Dodge & Cox Income Fund - Class I ........ 27,885 360,836
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 34,211 378,036
Fidelity Total Bond Fund - Class Z ......... 66,020 645,013
Frost Total Return Bond Fund - Class I ...... 39,080 391,974
iShares 20+ Year Treasury Bond ETF
(3)
...... 5,828 571,727
3,224,822
International Fixed Income — 0.7%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 22,369 176,941
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(3)
.......................... 922 86,281
263,222
International Equity — 10.2%
iShares Core MSCI EAFE ETF
(3)
........... 42,298 3,301,359

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
iShares Core MSCI Emerging Markets ETF
(3)
.. 12,312 706,832
4,008,191
Total Registered Investment Companies
(Cost $ 6,013,462 ) .................. 7,496,235
Money Market Registered Investment Companies — 48 .6%
Meeder Government Money Market Fund - Class
F , 4.80%
(4)
....................... 19,022,720 19,022,720
Total Money Market Registered Investment
Companies
(Cost $ 19,022,720 ) ................. 19,022,720
Total Investments — 96 .3%
(Cost $ 34,284,672 ) ................. 37,731,636
Other Assets less Liabilities — 3 .7% ....... 1,442,439
Total Net Assets — 100 .0% ............. 39,174,075
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 2,113 29,258
Meeder Conservative Allocation Fund - Retail
Class .......................... 601 13,840
Meeder Dynamic Allocation Fund - Retail Class 5,688 85,723
Meeder Muirfield Fund - Retail Class ....... 2,558 26,400
Total Trustee Deferred Compensation
(Cost $ 117,317 ) ................... 155,221
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Dec 2024 ......... 83 12/20/24 10,324,370 196,070
Mini MSCI Emg Mkt Futures
- Dec 2024 ........ 53 12/20/24 3,107,655 182,011
Russell 2000 Futures Mini
December 2024 ..... 15 12/20/24 1,686,900 26,110
S&P 500 Mini Futures
December 2024 ..... 10 12/20/24 2,907,125 57,511
S&P Mid Cap Futures EMini
December 2024 ..... 5 12/20/24 1,574,300 30,568
Total Futures Contracts .. 166 19,600,350 492,270
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2024.
(5) Assets of affiliates to the Global Allocation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.